ASSETS AND LIABILITIES HELD FOR SALE AND DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of Non-current assets held for sale and discontinued operations [Abstract]
Disclosure of net (loss) earnings from discontinued operations
The net earnings (loss) from discontinued operations from the Rosebel Mine, which include the results of operating activities for the years ended December 31, 2022 and 2021 are as follows:

	Years ended December 31,
	2022	2021
Revenues	$405.2	$276.2
Cost of sales	(330.7)	(335.7)
General and administrative expenses	(3.5)	(3.2)
Exploration expenses	(1.2)	(3.0)
Impairment charge	(110.1)	(190.1)
Other expenses	(2.5)	(14.1)
Finance costs	(1.2)	—
Foreign exchange gain	0.4	—
Interest income, derivatives and other investment gains	6.6	4.8
	(37.0)	(265.1)
Income tax recovery	20.6	97.9
	$(16.4)	$(167.2)

Disclosure Of Assets And Liabilities From Discontinued Operations
The assets and liabilities of the Rosebel mine that are included in the held-for-sale categories are summarized below:

December 31,
2022
Assets classified as held-for-sale
Cash and cash equivalents	$38.5
Receivables and other current assets	4.9
Inventories	155.8
Property, plant and equipment	435.8
Other non-current assets	34.6
$669.6
Liabilities classified as held-for-sale
Accounts payable and accrued liabilities	$84.2
Current portion of provisions	4.2
Deferred income tax liabilities	17.4
Leases	39.5
Provisions	103.8
Other liabilities	19.5
$268.6
The assets and liabilities of the Bambouk assets that are included in the held-for-sale categories are summarized below:

December 31,
2022
Assets classified as held-for-sale
Cash and cash equivalents	$2.3
Exploration and evaluation assets	34.1
Property, plant and equipment	78.5
Other non-current assets	1.1
$116.0
Liabilities classified as held-for-sale
Accounts payable and accrued liabilities	$7.7
$7.7